UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:


/s/Elouise Manhertz            New York, New York           November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $478,202
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2           COLUMN 3   COLUMN 4   COLUMN 5            COL 6    COL 7        COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/  INVSMT   OTHR
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT   PRN CALL  DSCRTN   MGRS    SOLE      SHARED   NONE
AMERICAN INTL GROUP INC       COM NEW            026874784   17,149      523,000 SH        SOLE     NONE     523,000    0        0
APPLE INC                     COM                037833100   67,331      100,930 SH        SOLE     NONE     100,930    0        0
AUTONAVI HLDGS LTD            SPONSORED ADR      05330F106    5,978      520,759 SH        SOLE     NONE     520,759    0        0
BARRICK GOLD CORP             COM                067901108   16,015      383,500 SH        SOLE     NONE     383,500    0        0
BLACKSTONE GROUP L P          COM UNIT LTD       09253U108    4,684      328,000 SH        SOLE     NONE     328,000    0        0
CABLEVISION SYS CORP          CL A NY CABLVS     12686C109    8,649      545,700 SH        SOLE     NONE     545,700    0        0
CALLIDUS SOFTWARE INC         COM                13123E500    3,722      754,900 SH        SOLE     NONE     754,900    0        0
CARDIOME PHARMA CORP          COM NEW            14159U202      528    1,596,106 SH        SOLE     NONE   1,596,106    0        0
CARNIVAL CORP                 PAIRED CTF         143658300      362        9,950 SH        SOLE     NONE       9,950    0        0
CHARTER COMMUNICATIONS INC D  CL A NEW           16117M305   18,495      246,400 SH        SOLE     NONE     246,400    0        0
GOLAR LNG LTD BERMUDA         SHS                G9456A100    4,747      123,000 SH        SOLE     NONE     123,000    0        0
GOLDMAN SACHS GROUP INC       COM                38141G104    1,745       15,350 SH        SOLE     NONE      15,350    0        0
GOOGLE INC                    CL A               38259P508   27,388       36,300 SH        SOLE     NONE      36,300    0        0
HCA HOLDINGS INC              COM                40412C101   18,633      560,400 SH        SOLE     NONE     560,400    0        0
JPMORGAN CHASE & CO           COM                46625H100   12,954      320,000 SH        SOLE     NONE     320,000    0        0
KINDER MORGAN INC DEL         *W EXP 05/25/2017  49456B119   17,422    4,991,954 SH        SOLE     NONE   4,991,954    0        0
LCA-VISION INC                COM PAR $.001      501803308    4,956    1,226,777 SH        SOLE     NONE   1,226,777    0        0
LIBERTY GLOBAL INC            COM SER A          530555101   24,761      407,595 SH        SOLE     NONE     407,595    0        0
MARKET VECTORS ETF TR         GOLD MINER ETF     57060U100   18,765      349,500 SH        SOLE     NONE     349,500    0        0
MARKET VECTORS ETF TR         JR GOLD MINERS E   57060U589   14,607      590,900 SH        SOLE     NONE     590,900    0        0
MASTERCARD INC                CL A               57636Q104   25,580       56,658 SH        SOLE     NONE      56,658    0        0
NEXEN INC                     COM                65334H102      708       27,950 SH        SOLE     NONE      27,950    0        0
OCWEN FINL CORP               COM NEW            675746309   20,903      762,591 SH        SOLE     NONE     762,591    0        0
PRICELINE COM INC             COM NEW            741503403   14,734       23,800 SH        SOLE     NONE      23,800    0        0
QUALCOMM INC                  COM                747525103   21,304      341,030 SH        SOLE     NONE     341,030    0        0
RYANAIR HLDGS PLC             SPONSORED ADR      783513104    3,967      123,022 SH        SOLE     NONE     123,022    0        0
SEACHANGE INTL INC            COM                811699107    6,610      842,000 SH        SOLE     NONE     842,000    0        0
SEALED AIR CORP NEW           COM                81211K100      751       48,600 SH        SOLE     NONE      48,600    0        0
SHERWIN WILLIAMS CO           COM                824348106    9,530       64,000 SH        SOLE     NONE      64,000    0        0
SIRIUS XM RADIO INC           COM                82967N108   15,245    5,886,000 SH        SOLE     NONE   5,886,000    0        0
SOUFUN HLDGS LTD              ADR                836034108      792       50,000 SH        SOLE     NONE      50,000    0        0
SUNCOR ENERGY INC NEW         COM                867224107    2,250       68,500 SH        SOLE     NONE      68,500    0        0
TRIPADVISOR INC               COM                896945201    5,763      175,000 SH        SOLE     NONE     175,000    0        0
VERISIGN INC                  COM                92343E102   15,727      323,000 SH        SOLE     NONE     323,000    0        0
VISA INC                      COM CL A           92826C839   20,928      155,852 SH        SOLE     NONE     155,852    0        0
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS      929352102   17,235    1,154,418 SH        SOLE     NONE   1,154,418    0        0
XPO LOGISTICS INC             COM                983793100    7,283      595,000 SH        SOLE     NONE     595,000    0        0


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